TERM FACILITY (Tables)	12 Months Ended
Dec. 31, 2019
Term Facility Tables Abstract
TERM FACILITY

	December 31,	December 31,
	2019	2018
Balance, beginning	$6,901	$8,667
Repayments	(833)	(2,000)
Unwinding of fair value adjustment	(170)	-
Fair value adjustment for modification	-	234
Balance, ending	5,897	6,901
Less: Current portion	(3,384)	(1,017)
Non-current portion	$2,513	$5,884